EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class A and C and Class I Shares Prospectuses filed with the Securities and Exchange Commission on May 4, 2012 under Rule 497(c) (Accession No. 0001193125-12-212380) for Cohen & Steers Preferred Securities and Income Fund, Inc.